SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

19. SEGMENT INFORMATION

The Group is mainly engaged in the business of smart wearable technology development. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Group, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM. During the years ended December 31, 2019, 2020 and 2021, the Group identified two operating segments. Those segments include Xiaomi wearable products and Self-branded products and others. The Xiaomi wearable products segment comprise of sales of Xiaomi-branded products. The self-branded products and others segment comprises of self-branded products. Both Xiaomi wearable product and Self-branded products and others have been identified as reportable segments. The Group primarily operates in the PRC and long-lived assets are mostly located in the PRC.

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit. Revenues, cost of revenues and gross profits by segment are presented below. Separate financial information of operating income by segment is not available.

19. SEGMENT INFORMATION - CONTINUED

	For the year ended December 31, 2019
		Self-branded
	Xiaomi wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	4,193,665	1,618,590	5,812,255
Cost of revenues	3,296,696	1,047,816	4,344,512
Gross Profit	896,969	570,774	1,467,743

	For the year ended December 31, 2020
		Self-branded
	Xiaomi wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	4,438,081	1,995,282	6,433,363
Cost of revenues	3,706,495	1,394,203	5,100,698
Gross Profit	731,586	601,079	1,332,665

	For the year ended December 31, 2021
		Self-branded
	Xiaomi wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	3,340,857	2,909,252	6,250,109
Cost of revenues	2,754,086	2,190,381	4,944,467
Gross Profit	586,771	718,871	1,305,642

The Group does not evaluate its segment on a fully allocated cost basis nor does the Group keeps track of segment assets separately.